Segment Reporting and Geographic Information - Additional Information (Detail)	3 Months Ended	12 Months Ended
	Mar. 31, 2014 Segment	Dec. 31, 2014 Segment
Segment Reporting [Abstract]
Number of reportable business segments	4	4